UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2015 to November 30, 2015

Commission File Numbers:	Commission File Numbers:	Commission File Numbers:
333-141703-02;	333-141703;	333-141703-01;
333-167413;	333-167413-02;	333-167413-01;
333-191359	333-191359-02;	333-191359-01;
	000-23108	033-54804

Central Index Key Number:	Central Index Key Number:	Central Index Key Number:
0001407200	0000894329	0000894327

DISCOVER CARD	DISCOVER CARD	DISCOVER BANK
EXECUTION	MASTER TRUST I
NOTE TRUST
(Exact name of the issuing entity in	(Exact name of the issuing entity in	(Exact name of the sponsor and
respect of the Notes as specified in its	respect of the Series 2007-CC Collateral	depositor as specified in its charter)
charter)	Certificate)

Delaware	Delaware	Delaware
(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or
organization of the issuing entity)	organization of the issuing entity)	organization of the sponsor and
depositor)

c/o Wilmington Trust	c/o Discover Bank	12 Read’s Way
Company,	12 Read’s Way	New Castle, Delaware
Rodney Square North	New Castle, Delaware	19720
1100 North Market Street,	19720
Wilmington, Delaware
19890-0001
(Address of principal executive offices of	(Address of principal executive offices of	(Address of principal executive offices
the issuing entity)	the issuing entity)	of the sponsor and depositor)

Michael F. Rickert,
Vice President, Chief Financial Officer and Assistant Treasurer
(302) 323-7315
(Name and telephone number, including area code, of the person to contact in connection with this filing)

51-0020270
(I.R.S. Employer Identification No. of the sponsor and depositor)

1

Registered/reporting pursuant to (check one)
Title of class	Section		Section		Section		Name of exchange (If Section
	12	(b)	12	(g)	15	(d)	12	(b))
DiscoverSeries Class A Notes	[___]		[___]		[X]		[___]
DiscoverSeries Class B Notes	[___]		[___]		[X]		[___]
DiscoverSeries Class C Notes	[___]		[___]		[X]		[___]
DiscoverSeries Class D Notes	[___]		[___]		[X]		[___]
Credit Card Pass-Through	[___]		[___]		[X]		[___]
Certificates

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes: [X_] No: [___].

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The interest of Discover Card Execution Note Trust (the “Note Issuance Trust”) in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the “Master Trust”). No assets securitized by Discover Bank, the depositor, and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from November 1, 2015 to November 30, 2015. Discover Bank filed its most recent Form ABS-15G on February 2, 2015. The CIK number of Discover Bank is 0000894327.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Of the accounts designated to the Master Trust, all have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, the Note Issuance Trust.

Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Information regarding a sale of securities issued by the Note Issuance Trust has been previously included in a Current Report on Form 8-K, filed by the Note Issuance Trust on November 6, 2015.Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

On November 5, 2015, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and Discover Properties LLC (“Discover Properties”), an affiliate of Discover Bank, as Purchaser, and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on November 5, 2015 was in the amount of $74,999,999. After giving effect to this increase, the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes was $2,719,772,727 as of November 5, 2015. None of Discover Properties’ interest in the Class D(2009-1) Notes is retained in compliance with law.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9 Other Information.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust, if any, or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under Pooling and Servicing Agreement may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of outstanding series, if any, by issuing additional certificates, subject to certain requirements, including a requirement for rating agency consent or confirmation. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for Series 2007-CC and any other series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates or notes.

Item 10. Exhibits.

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement
99.2	DiscoverSeries Monthly Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: December 15, 2015

DISCOVER BANK
(as registrant under Commission File Numbers
333-141703-01, 333-167413-01, 333-191359-01
and 033-54804)

By: /s/ Michael F. Rickert

Name: Michael F. Rickert
Title: Vice President, Chief Financial Officer
and Assistant Treasurer